Fair Value of Derivative Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Designated as Hedging Instrument | Foreign exchange forward contracts | Other current assets
Derivative [Line Items]
Asset Derivatives	¥ 271	¥ 659
Designated as Hedging Instrument | Foreign exchange forward contracts | Other current liabilities
Derivative [Line Items]
Liability Derivatives	1	22
Designated as Hedging Instrument | Commodity futures | Other current liabilities
Derivative [Line Items]
Liability Derivatives	239	181
Designated as Hedging Instrument | Interest rate swap agreement | Other current liabilities
Derivative [Line Items]
Liability Derivatives	31	20
Not Designated as Hedging Instrument | Foreign exchange forward contracts | Other current assets
Derivative [Line Items]
Asset Derivatives	4	16
Not Designated as Hedging Instrument | Currency option contracts | Other current assets
Derivative [Line Items]
Asset Derivatives	¥ 7	¥ 10